MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Maxim SecureFoundationSM Lifetime 2020 Portfolio

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Maxim SecureFoundationSM Lifetime 2030 Portfolio

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Maxim SecureFoundationSM Lifetime 2040 Portfolio

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Maxim SecureFoundationSM Lifetime 2050 Portfolio

Maxim SecureFoundationSM Lifetime 2055 Portfolio

(the “Portfolios”)

Supplement dated July 13, 2011 to the

Prospectus for the Portfolios, dated May 1, 2011

Effective July 20, 2011, the following changes are made to the Prospectus:

A new asset class, Diversified Emerging Markets, and a new Underlying Portfolio, Northern Emerging Markets Equity Index, have been added to the Portfolios. Therefore, the following tables, which set forth the Portfolios’ target asset allocations, are hereby modified as set forth below.

The target asset allocation table for the Maxim SecureFoundationSM Lifetime 2015 Portfolio on page 2 is deleted and replaced with the following:

Large Blend	25.1%	Diversified Emerging Markets	2.0%
Maxim S&P 500® Index Portfolio		Northern Emerging Markets Equity Index
Mid Blend	10.8%	Intermediate-Term Bond	35.2%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	6.8%	Short-Term Income/Cash	5.5%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	14.6%
Maxim International Index Portfolio Initial

The target asset allocation table for the Maxim SecureFoundationSM Lifetime 2020 Portfolio on page 7-8 is deleted and replaced with the following:

Large Blend	25.1%	Diversified Emerging Markets	2.0%
Maxim S&P 500® Index Portfolio		Northern Emerging Markets Equity Index
Mid Blend	10.8%	Intermediate-Term Bond	35.2%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	6.8%	Short-Term Income/Cash	5.5%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	14.6%
Maxim International Index Portfolio Initial

The target asset allocation table for the Maxim SecureFoundationSM Lifetime 2025 Portfolio on page 12 is deleted and replaced with the following:

Large Blend	28.6%	Diversified Emerging Markets	3.0%
Maxim S&P 500® Index Portfolio		Northern Emerging Markets Equity Index
Mid Blend	12.2%	Intermediate-Term Bond	26.8%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	8.5%	Short-Term Income/Cash	3.1%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	17.8%
Maxim International Index Portfolio Initial

The target asset allocation table for the Maxim SecureFoundationSM Lifetime 2030 Portfolio on page 18 is deleted and replaced with the following:

Large Blend	31.3%	Diversified Emerging Markets	4.3%
Maxim S&P 500® Index Portfolio		Northern Emerging Markets Equity Index
Mid Blend	13.5%	Intermediate-Term Bond	18.4%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	10.2%	Short-Term Income/Cash	1.4%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	20.9%
Maxim International Index Portfolio Initial

The target asset allocation table for the Maxim SecureFoundationSM Lifetime 2035 Portfolio on page 22 is deleted and replaced with the following:

Large Blend	32.8%	Diversified Emerging Markets	5.7%
Maxim S&P 500® Index Portfolio		Northern Emerging Markets Equity Index
Mid Blend	14.0%	Intermediate-Term Bond	12.4%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	11.5%	Short-Term Income/Cash	0.5%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	23.1%
Maxim International Index Portfolio Initial

The target asset allocation table for the Maxim SecureFoundationSM Lifetime 2040 Portfolio on page 28 is deleted and replaced with the following:

Large Blend	32.6%	Diversified Emerging Markets	6.9%
Maxim S&P 500® Index Portfolio		Northern Emerging Markets Equity Index
Mid Blend	14.0%	Intermediate-Term Bond	9.6%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	12.4%	Short-Term Income/Cash	0.1%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	24.4%
Maxim International Index Portfolio Initial

The target asset allocation table for the Maxim SecureFoundationSM Lifetime 2045 Portfolio on page 32 is deleted and replaced with the following:

Large Blend	31.7%	Diversified Emerging Markets	8.0%
Maxim S&P 500® Index Portfolio		Northern Emerging Markets Equity Index
Mid Blend	13.6%	Intermediate-Term Bond	8.6%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	13.0%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	25.1%
Maxim International Index Portfolio Initial

The target asset allocation table for the Maxim SecureFoundationSM Lifetime 2050 Portfolio on page 38 is deleted and replaced with the following:

Large Blend	30.5%	Diversified Emerging Markets	9.4%
Maxim S&P 500® Index Portfolio		Northern Emerging Markets Equity Index
Mid Blend	13.1%	Intermediate-Term Bond	8.1%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	13.4%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	25.5%
Maxim International Index Portfolio Initial

The target asset allocation table for the Maxim SecureFoundationSM Lifetime 2055 Portfolio on page 42 is deleted and replaced with the following:

Large Blend	29.2%	Diversified Emerging Markets	10.9%
Maxim S&P 500® Index Portfolio		Northern Emerging Markets Equity Index
Mid Blend	12.5%	Intermediate-Term Bond	8.0%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio
Small Blend	13.7%	Short-Term Income/Cash	0.0%
Maxim Index 600 Portfolio		GWL&A Contract
International Large Blend	25.7%
Maxim International Index Portfolio Initial

The target asset allocation table on pages 49 and 50 is deleted and replaced with the following:

Asset Class (Underlying Portfolios)	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio	2035 Portfolio
Large Blend	25.1%	25.1%	28.6%	31.3%	32.8%
Maxim S&P 500® Index Portfolio
Mid Blend	10.8%	10.8%	12.2%	13.5%	14.0%
Maxim S&P MidCap 400® Index Portfolio Initial
Small Blend	6.8%	6.8%	8.5%	10.2%	11.5%
Maxim Index 600 Portfolio
International Large Blend	14.6%	14.6%	17.8%	20.9%	23.1%
Maxim International Index Portfolio Initial
Diversified Emerging Markets	2.0%	2.0%	3.0%	4.3%	5.7%
Northern Emerging Markets Equity Index
Intermediate-Term Bond	35.2%	35.2%	26.8%	18.4%	12.4%
Maxim Bond Index Portfolio
Short-Term Income/Cash	5.5%	5.5%	3.1%	1.4%	0.5%
GWL&A Contract

Asset Class (Underlying Portfolios)	2040 Portfolio	2045 Portfolio	2050 Portfolio	2055 Portfolio
Large Blend	32.6%	31.7%	30.5%	29.3%
Maxim S&P 500® Index Portfolio
Mid Blend	14.0%	13.6%	13.1%	12.5%
Maxim S&P MidCap 400® Index Portfolio Initial
Small Blend	12.4%	13.0%	13.4%	13.7%
Maxim Index 600 Portfolio
International Large Blend	24.4%	25.1%	25.5%	25.7%
Maxim International Index Portfolio Initial
Diversified Emerging Markets	6.9%	8.0%	9.4%	10.9%
Northern Emerging Markets Equity Index
Intermediate-Term Bond	9.6%	8.6%	8.1%	8.0%
Maxim Bond Index Portfolio
Short-Term Income/Cash	0.1%	0.0%	0.0%	0.0%
GWL&A Contract

The following is added to pages 4, 9, 14, 19, 24, 29, 34, 39, 44 and 52 of the Prospectus:

“Developing and Emerging Markets Risk – The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.”

The following is added to page 66 of the Prospectus:

“Underlying Portfolio Administrative Services Agreements

The Distributor has entered into Administrative Services Agreements with the investment advisers or affiliates of unaffiliated Underlying Portfolios in the Portfolios (“Underlying Portfolio entities”), pursuant to which the Distributor provides recordkeeping and administrative services to unaffiliated Underlying Portfolio entities with regard to unaffiliated Underlying Portfolios in a Portfolio. For services rendered and expenses incurred pursuant to the Services Agreements, the unaffiliated Underlying Portfolio entities pay the Distributor a fee of 0.25% of the average daily net asset value of the shares of the applicable Underlying Portfolio in a Portfolio.”

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus dated May 1, 2011.

Please keep this Supplement for future reference.

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